Property, Plant and Equipment - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Property Plant And Equipment [Line Items]
Impairment losses on property, plant and equipment	$ 757,000
Impairment of Assets Due to COVID-19
Disclosure Of Property Plant And Equipment [Line Items]
Impairment losses on property, plant and equipment	800,000	$ 0
Leasehold Improvements and Computer Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Construction in progress	$ 1,700,000	$ 800,000